Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Central Index Key	dei_EntityCentralIndexKey	0001489215
Emerging Markets Corporate Debt Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EMERGING MARKETS CORPORATE DEBT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The primary investment objective of Emerging Markets Corporate Debt Fund (the “Fund”) is to achieve total return.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	As a secondary investment objective, the Fund seeks capital preservation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund, a series of Mirae Asset Discovery Funds (the “Trust”). You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust. More information about these and other discounts is available from your financial professional and in the “Description of the Share Classes” section on page 16 of the Fund’s Prospectus and in the “Purchase and Redemption of Shares” section of the Fund’s statement of additional information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	August 31, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when you hold Fund shares in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 18 months of purchase if purchased without an initial sales charge
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest, at least $50,000 in the Trust.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in corporate debt instruments (i) of issuers in emerging markets or (ii) that are tied economically to emerging markets.

The Fund may purchase fixed and floating rate debt securities and debt obligations of governments, government-related or corporate issuers. The Fund also may invest in bond exchange-traded funds (“ETFs”) with exposure to foreign and domestic markets, asset backed securities ("ABS") and commercial paper. The Fund may invest in both investment grade securities and non-investment grade securities (also known as high yield or “junk bonds”) of developed and emerging market countries. The Fund will have significant exposure to emerging market securities and may have significant exposure to non-investment grade securities. The securities in which the Fund invests will mainly be denominated in U.S. dollars but may be denominated in foreign currencies. The Fund may invest in securities of companies of any market capitalization. Additionally, the Fund may invest in securities of any maturity or duration.

The Investment Manager considers emerging market countries to include any country that is: (i) generally recognized to be an emerging market country by the international financial community; (ii) classified by the United Nations as a developing country; or (iii) included in the MSCI Emerging Markets Index. The Investment Manager determines that an investment is tied economically to an emerging market if such investment satisfies one or more of the following conditions: (i) the issuer’s primary trading market is in an emerging market; (ii) the issuer is organized under the laws of, derives at least 50% of its revenue from, or has at least 50% of its assets in emerging markets; (iii) the investment is included in the JP Morgan Corporate Emerging Markets Bond Index Diversified; or (iv) the investment is exposed to the economic risks and returns of emerging markets. The Investment Manager considers developed market countries to include any country that is: (i) generally recognized to be a developed country by the international financial community; (ii) classified by the United Nations as a developed country; or (iii) included in the MSCI World Index.

The Fund also may invest in derivative instruments, including bond futures, interest rate futures, foreign exchange futures, foreign currency forwards, foreign currency futures and foreign currency swaps and credit default swaps. The derivative instruments may be used for hedging purposes, to enhance returns, to obtain exposure to various market sectors or for investment purposes. Actual exposures will vary over time.

The Fund employs a top-down, dynamic approach in allocating the Fund’s assets based on the Investment Manager’s judgment of changing market, political, and economic conditions. The Investment Manager considers various factors, including evaluation of interest rates, currency exchange rates, and the relative risk and return characteristics of prospective investments when determining how to achieve desired exposures.

The Fund also employs a bottom-up fundamental approach in determining over or underweight positions of individual securities. The Investment Manager reviews not only an issuer’s debt profile, cash flow, liquidity, profitability, and future prospects, but also its industry and sector trend to determine the relative attractiveness of a security.

The Fund will compare its performance to a benchmark index, the JP Morgan Corporate Emerging Markets Bond Index Diversified (“JP Morgan CEMBI Diversified”). The Fund’s Investment Manager has considerable latitude in allocating the Fund’s investments and in selecting securities and derivative instruments to implement the Fund’s investment approach, and, except as otherwise described herein. The Fund does not track an index, but the Fund’s portfolio may have similar characteristics to JP Morgan CEMBI Diversified.

Although the Fund may invest more than 25% of its assets in issuers located in a single country or in a limited number of countries, under normal market conditions the Fund will invest in at least three different countries.

The Fund is classified as non-diversified under the Investment Company Act of 1940, as amended (the “Investment Company Act”), which means that it can invest more of its assets in fewer companies than diversified funds.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investment in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund cannot guarantee that it will achieve its investment objective. As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund. Principal risks related to an investment in the Fund are summarized below.

Asset Allocation Risk – The Fund’s ability to achieve its investment objective will depend, in part, on the Investment Manager’s ability to select the best allocation of assets across the various developed and emerging markets. There is a risk that the Investment Manager’s evaluations and assumptions may be incorrect in view of actual market conditions.

Asset-Backed Securities Risk - The value of the asset-backed securities is largely determined by the market’s perception of the assets backing the securities, the credit quality of the underlying assets, and the amount and quality of any credit enhancement of the securities. Asset-backed securities are sensitive to changes in interest rates and are especially susceptible to prepayment and extension risks.

Credit Risk – The issuer of a fixed income security, or the counterparty to a contract with respect to such a security, such as swaps or other derivatives, may become unable or unwilling to meet its financial obligations. Various market participants, such as rating agencies or pricing services, also may affect the security by downgrading the credit of the issuer of the security, which may decrease its value.

Derivatives Risk – The Fund may utilize derivatives for hedging purposes, to enhance returns or to obtain exposure to various market sectors or for investment purposes. The risks of derivatives include liquidity, interest rate, market, credit and management risks. The instrument may be also mispriced or improperly valued, and the Fund could lose more than the principal amount invested. Unpredictable or rapid changes in the currency markets could also negatively affect the value of currency derivatives, such as currency forward/futures/swaps contracts. Derivatives also may give rise to increased leverage, and the Fund may become more volatile to market changes. The extent and impact of recently adopted regulations and potential new regulations regarding the derivatives markets are not yet known and may not be known for some time. In December 2015, the SEC proposed a new rule to regulate registered investment companies’ use of derivatives. If adopted, the new rule may make derivatives more costly, may limit the availability of investments in derivatives, or may otherwise adversely affect the value or performance of derivatives.

Foreign Securities Risk – Foreign investments may be subject to different and, in some cases, less stringent regulatory and disclosure standards than U.S. investments. Also, political concerns, fluctuations in foreign currencies and differences in taxation, trading, settlement, custodial and other operational practices may result in foreign investments being more volatile and less liquid than U.S. investments. Foreign regulatory and fiscal policies may affect the ability to trade securities across markets. Foreign markets also may differ widely in trading and execution capabilities, liquidity and expenses, including brokerage and transaction costs. Brokerage and transaction costs generally are higher for foreign securities than for U.S. investments. Foreign investments typically are issued and traded in foreign currencies. As a result, their values may be affected significantly by changes in exchange rates between foreign currencies and the U.S. dollar.

Emerging Markets Risk – The risks of foreign investments are typically greater in emerging market countries. For example, political and economic structures in these countries may be changing rapidly, which can cause instability and greater risk of loss. These countries are also more likely to experience higher levels of inflation, deflation or currency devaluation, which could hurt their economies and securities markets. For these and other reasons, investments in emerging markets are often considered speculative.

Exchange-Traded Funds Risk – The Fund may invest directly in bond ETFs. An ETF is generally a passive investment vehicle and generally will not attempt to take defensive positions if the market becomes volatile or adversely affected by certain events. If the Fund purchases shares of an ETF, shareholders will bear both their proportionate share of the Fund’s expenses and, indirectly, a portion of the ETF’s expenses. In addition, ETFs are subject to risks due to their shares being listed and traded on securities exchanges and there can be no assurance that an active trading market for these particular ETFs will develop or be maintained.

High Yield Securities Risk – High yield securities (commonly known as “junk bonds”) have higher credit and liquidity risks than investment grade securities. The value of the securities may be more sensitive to, and thus more likely to be adversely affected by, negative market conditions and the market perception of the issuers’ creditworthiness than the value of the investment grade securities. Additionally, high yield securities or “junk bonds” are also more illiquid and subject to greater price fluctuation than investment grade securities.

Inflation Risk – Inflation risk is the risk that the present value of assets or income from investments will be less in the future as inflation decreases the value of money. The present value of the Fund’s assets and distributions can decline as inflation increases.

Interest Rate Risk – The value of fixed income securities is generally affected by changes in interest rates. The value of the securities will generally decrease when the interest rates increase, and the value of the securities will generally increase when the interest rates decrease. Fixed income securities with longer maturities tend to be more sensitive to changes in interest rates. The changes in interest rates also affect extension or prepayment risk. Although in recent periods, governmental financial regulators, including the Federal Reserve, have taken steps to maintain historically low interest rates; the Federal Reserve recently raised interest rates slightly. It is possible that governmental action will be less effective in maintaining low interest rates or action will be taken to raise interest rates further. Changes in market conditions and government action may have adverse effects on investments, volatility, and liquidity in debt markets, potentially negatively impacting the Fund’s performance and disrupting portfolio management by increased shareholder redemptions.

Legal and Regulatory Risk – The regulatory environment for funds is evolving, and legal, tax and regulatory changes could occur that may adversely affect the Fund.

Liquidity Risk – Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wider fluctuations in market value. Also, the Fund may not be able to dispose of illiquid securities at a more favorable price or beneficial time.

Market Risk – The market value of fixed income securities could fluctuate unpredictably or rapidly due to various factors that could affect a few issuers, specific industries, or the entire general securities market.

Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

Selection Risk – The securities selected by the Fund may underperform the market or other securities selected by other funds.

Sector Risk The Fund may have significant positions in one or more sectors of the market based on market or economic conditions. To the extent the Fund increases the relative weight of investments in particular sectors, its performance may be more sensitive to events that significantly affect those sectors. Individual sectors may be more volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Sovereign Debt Risk – A sovereign debtor in which the Fund invests may be unable or unwilling to meet its financial obligations due to its cash flow, the condition of its reserves, the size of the debt service, changed policies toward international lenders, political constraints and other various factors. These risks are further increased for sovereign issuers in emerging markets.

You should consider an investment in the Fund as a long-term investment. The Fund’s returns will fluctuate over long and short periods.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all investments, there are certain risks of investing in the Fund, and you could lose money on an investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversification Risk — The Fund is a non-diversified fund. Because the Fund may invest in securities of a smaller number of issuers, it may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

As of the date of this Prospectus, the Fund has not commenced investment operations. When the Fund has completed a full calendar year of operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to its broad-based securities market index. This section will also provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of the JP Morgan CEMBI Diversified, a broad-based securities market index.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess

As of the date of this Prospectus, the Fund has not commenced investment operations. When the Fund has completed a full calendar year of operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to its broad-based securities market index. This section will also provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of the JP Morgan CEMBI Diversified, a broad-based securities market index.

Emerging Markets Corporate Debt Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 18 months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.50%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.16%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.35%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	0.81%
1 Year	rr_ExpenseExampleYear01	$ 528
3 Years	rr_ExpenseExampleYear03	968
1 Year	rr_ExpenseExampleNoRedemptionYear01	528
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 968
Emerging Markets Corporate Debt Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 18 months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.50%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.91%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.35%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.56%
1 Year	rr_ExpenseExampleYear01	$ 258
3 Years	rr_ExpenseExampleYear03	770
1 Year	rr_ExpenseExampleNoRedemptionYear01	158
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 770
Emerging Markets Corporate Debt Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on purchases (as a percentage of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) for redemptions within one year of purchase (as a percentage of the original cost or redemption proceeds, whichever is less) (a 1.00% deferred sales charge may apply on certain redemptions of Class A Shares made within 18 months of purchase if purchased without an initial sales charge)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.40%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.50%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.91%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.35%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	0.56%
1 Year	rr_ExpenseExampleYear01	$ 56
3 Years	rr_ExpenseExampleYear03	466
1 Year	rr_ExpenseExampleNoRedemptionYear01	56
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 466

[1]	Other Expenses are based on estimated amounts.
[2]	The Fund's investment manager, Mirae Asset Global Investments (USA) LLC ("Mirae Asset USA" or the "Investment Manager"), has contractually agreed to waive its management fee and, if necessary, to reimburse the Fund so that total operating expenses (excluding interest expense, taxes, brokerage commissions, acquired fund fees and expenses and certain other Fund expenses) of the Fund do not exceed 0.80% (for Class A Shares), 1.55% (for Class C Shares) and 0.55% (for Class I Shares) of average daily net assets through August 31, 2019. Each share class may have to repay Mirae Asset USA some of these amounts waived or reimbursed within three years if total operating expenses fall below the expense cap described above. Such repayments are subject to approval by the Board of Trustees, and amounts recaptured under the agreement, if any, are limited to the lesser of (i) the expense limitation in effect at the time of the waiver or reimbursement and (ii) the expense limitation in effect at the time of the recapture. The agreement may be terminated prior to August 31, 2019 upon 90 days' prior written notice by a majority of the non-interested trustees of the Trust or by a majority of the outstanding voting securities of the Fund. More information about the Fund's fee waiver and expense reimbursement agreement is available in the "Management of the Fund" section beginning on page 13 of the Fund's Prospectus.